Contingent liabilities and commitments - Schedule of Contingent Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Contingent liabilities
Acceptances and endorsements	£ 118	£ 17
Other items serving as direct credit substitutes	246	279
Performance bonds and other transaction-related contingencies	2,116	2,274
Total other contingent liabilities	2,362	2,553
Total contingent liabilities	£ 2,480	£ 2,570